Basis of presentation - Summary of correction of the deferred liabilities impacted Consolidated Statement of Cash Flows (Details) - EUR (€) € in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024		Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of changes in accounting estimates [line items]
Net profit/(loss)	€ (5,305)	€ (17,992)	€ (2,240)		€ (20,233)	€ (25,537)	€ 15,218	[1]	€ (94,649)	[2]	€ 27,703	[2]
Taxes on income	(2,952)	(140)	(518)		(660)	(3,612)	(6,128)		2,345	[2]	(14,333)	[2]
Profit/(loss) before taxes	(2,353)	(17,852)	(1,722)		(19,573)	(21,925)	21,346		(96,994)	[2]	42,036	[2]
Net cash provided by/(used in) operating activities			(32,605)		(65,825)	(99,554)	(158,030)		18,228	[3]	100,131	[3]
Net cash (used in)/provided by investing activities			(241,818)		(171,993)	(104,980)	(152,387)		(31,388)	[3]	(209,791)	[3]
Net cash provided by/(used in) financing activities			174,645		174,079	173,326	319,684		84,516	[3]	123,710	[3]
Net increase in cash and cash equivalents			(99,778)		(63,739)	(31,208)	9,267		71,356	[3]	14,050	[3]
Cash and cash equivalents at beginning of the year	158,143	122,093	218,472	[4]	218,472 [4]	218,472 [4]	218,472	[4]	148,519	[4]	132,994	[3]
Effects of exchange rate changes on cash and cash equivalents			3,399		3,410	1,935			(1,403)		1,475
Cash and cash equivalents at end of the year	189,199	158,143	122,093		158,143	189,199	236,748		218,472	[4]	148,519	[4]
As Previously Reported [Member]
Disclosure of changes in accounting estimates [line items]
Net profit/(loss)	(8,570)	(18,022)	(3,054)		(21,076)	(29,645)			(96,994)		37,514
Taxes on income	(6,217)	(170)	(1,332)		(1,503)	(7,720)			0		(4,522)
Profit/(loss) before taxes	(2,353)	(17,852)	(1,722)		(19,573)	(21,925)			(96,994)		42,036
Net cash provided by/(used in) operating activities			(32,605)		(65,825)	(99,554)			18,228		100,131
Net cash (used in)/provided by investing activities			(241,818)		(171,993)	(104,980)			(31,388)		(209,791)
Net cash provided by/(used in) financing activities			174,645		174,079	173,326			84,516		123,710
Net increase in cash and cash equivalents			(99,778)		(63,739)	(31,208)			71,356		14,050
Cash and cash equivalents at beginning of the year	158,143	122,093	218,472		218,472	218,472	218,472		148,519		132,994
Effects of exchange rate changes on cash and cash equivalents			3,399		3,410	1,935			(1,403)		1,475
Cash and cash equivalents at end of the year	189,199	158,143	122,093		158,143	189,199			218,472		148,519
Adjustment [Member]
Disclosure of changes in accounting estimates [line items]
Net profit/(loss)	3,265	30	814		843	4,108			2,345		(9,811)
Taxes on income	3,265	30	814		843	4,108			2,345		(9,811)
Profit/(loss) before taxes	0	0	0		0	0			0		0
Net cash provided by/(used in) operating activities			0		0	0			0		0
Net cash (used in)/provided by investing activities			0		0	0			0		0
Net cash provided by/(used in) financing activities			0		0	0			0		0
Net increase in cash and cash equivalents			0		0	0			0		0
Cash and cash equivalents at beginning of the year	0	0	0		0	0	€ 0		0		0
Effects of exchange rate changes on cash and cash equivalents			0		0	0			0		0
Cash and cash equivalents at end of the year	€ 0	€ 0	€ 0		€ 0	€ 0			€ 0		€ 0

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[4]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities